JPMorgan Carbon Transition U.S. Equity ETF
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.9%
Aerospace & Defense — 0.2%
Hexcel Corp.	99	6,997
L3Harris Technologies, Inc.	222	42,067
		49,064
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	135	13,524
Expeditors International of Washington, Inc.	180	22,914
United Parcel Service, Inc., Class B	196	36,678
		73,116
Automobile Components — 0.2%
Aptiv plc *	317	34,708
Gentex Corp.	280	9,403
		44,111
Automobiles — 2.0%
Ford Motor Co.	554	7,318
Tesla, Inc. *	1,864	498,490
		505,808
Banks — 2.3%
Bank of America Corp.	6,079	194,528
Citigroup, Inc.	2,255	107,473
Fifth Third Bancorp	782	22,756
M&T Bank Corp.	170	23,776
PNC Financial Services Group, Inc. (The)	468	64,065
Wells Fargo & Co.	3,429	158,283
		570,881
Beverages — 1.5%
Brown-Forman Corp., Class B	271	19,133
Constellation Brands, Inc., Class A	177	48,285
Keurig Dr Pepper, Inc.	1,119	38,057
Molson Coors Beverage Co., Class B	180	12,559
Monster Beverage Corp. *	872	50,131
PepsiCo, Inc.	1,069	200,395
		368,560
Biotechnology — 2.7%
AbbVie, Inc.	1,428	213,600
Alnylam Pharmaceuticals, Inc. *	144	28,138
Amgen, Inc.	163	38,166
Biogen, Inc. *	128	34,584
Gilead Sciences, Inc.	1,468	111,774
Incyte Corp. *	213	13,572
Ionis Pharmaceuticals, Inc. *	176	7,292
Regeneron Pharmaceuticals, Inc. *	113	83,836
Seagen, Inc. *	159	30,493
Vertex Pharmaceuticals, Inc. *	302	106,407
		667,862

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Broadline Retail — 2.9%
Amazon.com, Inc. *	5,096	681,233
eBay, Inc.	628	27,952
Etsy, Inc. *	144	14,638
		723,823
Building Products — 0.6%
Carrier Global Corp.	843	50,201
Johnson Controls International plc	297	20,656
Lennox International, Inc.	39	14,330
Masco Corp.	262	15,898
Trane Technologies plc	267	53,251
		154,336
Capital Markets — 4.1%
Ares Management Corp.	164	16,272
Bank of New York Mellon Corp. (The)	849	38,511
BlackRock, Inc.	166	122,649
Blackstone, Inc.	27	2,829
Carlyle Group, Inc. (The)	190	6,774
Charles Schwab Corp. (The)	1,347	89,037
CME Group, Inc.	336	66,851
FactSet Research Systems, Inc.	44	19,142
Goldman Sachs Group, Inc. (The)	368	130,960
Invesco Ltd.	403	6,770
Lazard Ltd., Class A	50	1,755
LPL Financial Holdings, Inc.	91	20,872
Moody's Corp.	186	65,611
Morgan Stanley	1,260	115,366
Morningstar, Inc.	29	6,684
MSCI, Inc.	91	49,875
Nasdaq, Inc.	388	19,590
Northern Trust Corp.	220	17,626
Robinhood Markets, Inc., Class A *	698	8,976
S&P Global, Inc.	371	146,363
State Street Corp.	392	28,396
T. Rowe Price Group, Inc.	258	31,801
Tradeweb Markets, Inc., Class A	88	7,198
		1,019,908
Chemicals — 1.8%
Albemarle Corp.	138	29,295
Ashland, Inc.	57	5,208
Corteva, Inc.	733	41,363
Ecolab, Inc.	292	53,477
Element Solutions, Inc.	262	5,491
FMC Corp.	147	14,146
Huntsman Corp.	222	6,609
International Flavors & Fragrances, Inc.	300	25,383
Linde plc	450	175,801

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
Mosaic Co. (The)	129	5,258
Scotts Miracle-Gro Co. (The)	44	3,082
Sherwin-Williams Co. (The)	279	77,143
		442,256
Commercial Services & Supplies — 0.6%
Clean Harbors, Inc. *	63	10,474
MSA Safety, Inc.	44	7,304
Republic Services, Inc.	242	36,569
Stericycle, Inc. *	114	4,844
Waste Management, Inc.	477	78,128
		137,319
Communications Equipment — 1.3%
Arista Networks, Inc. *	288	44,666
Ciena Corp. *	183	7,723
Cisco Systems, Inc.	3,742	194,734
Juniper Networks, Inc.	368	10,230
Lumentum Holdings, Inc. *	28	1,466
Motorola Solutions, Inc.	193	55,319
		314,138
Construction & Engineering — 0.1%
Quanta Services, Inc.	148	29,840
Consumer Finance — 0.8%
American Express Co.	694	117,203
Capital One Financial Corp.	445	52,074
Synchrony Financial	501	17,304
		186,581
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp.	171	95,875
Sysco Corp.	221	16,865
Target Corp.	7	955
Walmart, Inc.	533	85,205
		198,900
Containers & Packaging — 0.1%
Avery Dennison Corp.	95	17,481
Distributors — 0.1%
LKQ Corp.	293	16,053
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	1,828	26,543
Verizon Communications, Inc.	2,980	101,558
		128,101
Electric Utilities — 1.2%
Avangrid, Inc.	76	2,818
Edison International	443	31,878
Eversource Energy	409	29,583

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electric Utilities — continued
Exelon Corp.	1,167	48,851
NextEra Energy, Inc.	2,141	156,935
PG&E Corp. *	2,111	37,175
		307,240
Electrical Equipment — 0.6%
AMETEK, Inc.	269	42,663
Emerson Electric Co.	667	60,931
Rockwell Automation, Inc.	135	45,399
Sunrun, Inc. *	248	4,707
		153,700
Electronic Equipment, Instruments & Components — 0.5%
CDW Corp.	159	29,744
Keysight Technologies, Inc. *	208	33,505
Teledyne Technologies, Inc. *	54	20,765
Trimble, Inc. *	289	15,548
Zebra Technologies Corp., Class A *	60	18,477
		118,039
Energy Equipment & Services — 0.6%
Halliburton Co.	1,053	41,151
Schlumberger NV	1,670	97,428
		138,579
Entertainment — 2.2%
Activision Blizzard, Inc. *	910	84,412
Electronic Arts, Inc.	320	43,632
Liberty Media Corp.-Liberty Formula One, Class C *	252	18,295
Netflix, Inc. *	421	184,806
Spotify Technology SA *	164	24,503
Take-Two Interactive Software, Inc. *	193	29,518
Walt Disney Co. (The) *	1,721	152,980
		538,146
Financial Services — 4.8%
Apollo Global Management, Inc.	502	41,018
Berkshire Hathaway, Inc., Class B *	625	219,975
Block, Inc. *	637	51,298
Fidelity National Information Services, Inc.	695	41,964
Fiserv, Inc. *	721	90,997
Global Payments, Inc.	307	33,847
Jack Henry & Associates, Inc.	85	14,243
Mastercard, Inc., Class A	685	270,082
PayPal Holdings, Inc. *	1,319	100,007
Toast, Inc., Class A *	298	6,577
Visa, Inc., Class A	1,272	302,393
Voya Financial, Inc.	119	8,837

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Western Union Co. (The)	469	5,712
WEX, Inc. *	49	9,278
		1,196,228
Food Products — 0.9%
Darling Ingredients, Inc. *	163	11,288
Freshpet, Inc. *	54	3,971
General Mills, Inc.	194	14,499
Hershey Co. (The)	173	40,017
J M Smucker Co. (The)	121	18,229
McCormick & Co., Inc. (Non-Voting)	294	26,307
Mondelez International, Inc., Class A	1,605	118,979
		233,290
Gas Utilities — 0.1%
Atmos Energy Corp.	169	20,569
National Fuel Gas Co.	104	5,523
UGI Corp.	246	6,640
		32,732
Ground Transportation — 0.6%
Lyft, Inc., Class A *	395	5,021
Uber Technologies, Inc. *	2,264	111,977
Union Pacific Corp.	151	35,035
		152,033
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	575	64,015
Boston Scientific Corp. *	1,671	86,641
Edwards Lifesciences Corp. *	707	58,023
IDEXX Laboratories, Inc. *	96	53,254
Insulet Corp. *	81	22,417
Intuitive Surgical, Inc. *	56	18,166
Medtronic plc	402	35,280
Stryker Corp.	43	12,187
		349,983
Health Care Providers & Services — 3.4%
AmerisourceBergen Corp.	189	35,324
Cigna Group (The)	343	101,219
CVS Health Corp.	1,504	112,334
Elevance Health, Inc.	262	123,567
Humana, Inc.	141	64,413
McKesson Corp.	161	64,787
Premier, Inc., Class A	147	4,079
UnitedHealth Group, Inc.	668	338,255
		843,978
Health Care REITs — 0.1%
Healthcare Realty Trust, Inc.	429	8,378

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care REITs — continued
Medical Properties Trust, Inc.	739	7,457
Omega Healthcare Investors, Inc.	290	9,251
		25,086
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class A *	307	46,722
Booking Holdings, Inc. *	44	130,715
Chipotle Mexican Grill, Inc. *	32	62,793
DoorDash, Inc., Class A *	292	26,511
Expedia Group, Inc. *	168	20,585
McDonald's Corp.	675	197,910
Planet Fitness, Inc., Class A *	103	6,957
Vail Resorts, Inc.	41	9,655
Wendy's Co. (The)	212	4,556
Yum! Brands, Inc.	329	45,293
		551,697
Household Durables — 0.1%
PulteGroup, Inc.	260	21,942
Whirlpool Corp.	55	7,934
		29,876
Household Products — 1.7%
Church & Dwight Co., Inc.	286	27,362
Clorox Co. (The)	145	21,964
Colgate-Palmolive Co.	964	73,515
Procter & Gamble Co. (The)	1,873	292,750
		415,591
Independent Power and Renewable Electricity Producers — 0.0% ^
Brookfield Renewable Corp.	74	2,307
Industrial Conglomerates — 0.6%
General Electric Co.	1,277	145,884
Industrial REITs — 0.6%
Prologis, Inc.	1,067	133,108
Rexford Industrial Realty, Inc.	230	12,671
		145,779
Insurance — 2.2%
Aflac, Inc.	705	51,000
Allstate Corp. (The)	308	34,706
American International Group, Inc.	862	51,961
Aon plc, Class A	237	75,485
Arch Capital Group Ltd. *	77	5,982
Assured Guaranty Ltd.	71	4,245
Chubb Ltd.	486	99,343
Hartford Financial Services Group, Inc. (The)	357	25,661
Lincoln National Corp.	205	5,748
Marsh & McLennan Cos., Inc.	46	8,667
MetLife, Inc.	760	47,857

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — continued
Principal Financial Group, Inc.	283	22,603
Progressive Corp. (The)	48	6,047
Prudential Financial, Inc.	431	41,587
RenaissanceRe Holdings Ltd. (Bermuda)	53	9,898
Travelers Cos., Inc. (The)	270	46,605
WR Berkley Corp.	241	14,867
		552,262
Interactive Media & Services — 4.9%
Alphabet, Inc., Class A *	6,159	817,422
Match Group, Inc. *	326	15,162
Meta Platforms, Inc., Class A *	1,126	358,744
Pinterest, Inc., Class A *	697	20,206
		1,211,534
IT Services — 1.3%
Accenture plc, Class A	598	189,177
Amdocs Ltd.	139	13,016
Cloudflare, Inc., Class A *	331	22,763
EPAM Systems, Inc. *	64	15,156
Gartner, Inc. *	90	31,823
Globant SA *	46	8,038
International Business Machines Corp.	192	27,683
Okta, Inc. *	175	13,450
Twilio, Inc., Class A *	198	13,074
		334,180
Leisure Products — 0.1%
Hasbro, Inc.	150	9,684
Peloton Interactive, Inc., Class A *	382	3,709
Polaris, Inc.	56	7,607
YETI Holdings, Inc. *	98	4,175
		25,175
Life Sciences Tools & Services — 2.0%
Agilent Technologies, Inc.	345	42,011
Danaher Corp.	429	109,421
Illumina, Inc. *	184	35,356
IQVIA Holdings, Inc. *	217	48,556
Mettler-Toledo International, Inc. *	26	32,694
Repligen Corp. *	63	10,808
Revvity, Inc.	126	15,492
Thermo Fisher Scientific, Inc.	344	188,739
Waters Corp. *	69	19,058
		502,135
Machinery — 2.6%
Caterpillar, Inc.	571	151,412
Deere & Co.	315	135,324
Dover Corp.	163	23,793

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
Fortive Corp.	414	32,437
Graco, Inc.	196	15,549
IDEX Corp.	89	20,097
Illinois Tool Works, Inc.	359	94,532
Ingersoll Rand, Inc.	474	30,938
Nordson Corp.	67	16,858
Otis Worldwide Corp.	484	44,024
PACCAR, Inc.	599	51,592
Parker-Hannifin Corp.	34	13,940
Xylem, Inc.	244	27,511
		658,007
Media — 0.6%
Comcast Corp., Class A	1,895	85,768
Fox Corp., Class A	491	16,424
Interpublic Group of Cos., Inc. (The)	452	15,472
Liberty Media Corp.-Liberty SiriusXM, Class C *	258	8,212
Omnicom Group, Inc.	231	19,547
		145,423
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	1,674	74,744
Newmont Corp.	716	30,731
Royal Gold, Inc.	77	9,251
		114,726
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	709	7,225
Annaly Capital Management, Inc.	548	11,009
		18,234
Multi-Utilities — 0.6%
CenterPoint Energy, Inc.	737	22,176
Consolidated Edison, Inc.	407	38,608
NiSource, Inc.	35	975
Public Service Enterprise Group, Inc.	584	36,862
Sempra	369	54,988
		153,609
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	92	11,562
Kilroy Realty Corp.	138	4,927
		16,489
Oil, Gas & Consumable Fuels — 3.5%
Antero Resources Corp. *	332	8,881
Chevron Corp.	1,467	240,089
ConocoPhillips	1,400	164,808
Exxon Mobil Corp.	3,053	327,404
Hess Corp.	326	49,464
Marathon Oil Corp.	704	18,494

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
New Fortress Energy, Inc.	91	2,598
Targa Resources Corp.	89	7,297
Williams Cos., Inc. (The)	1,430	49,264
		868,299
Personal Care Products — 0.2%
Coty, Inc., Class A *	437	5,261
Estee Lauder Cos., Inc. (The), Class A	269	48,420
		53,681
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	2,049	127,427
Eli Lilly & Co.	657	298,639
Johnson & Johnson	1,885	315,794
Merck & Co., Inc.	1,567	167,121
Pfizer, Inc.	2,248	81,063
Zoetis, Inc.	19	3,574
		993,618
Professional Services — 1.2%
Automatic Data Processing, Inc.	486	120,168
Booz Allen Hamilton Holding Corp.	152	18,404
Clarivate plc *	586	5,573
Equifax, Inc.	143	29,184
FTI Consulting, Inc. *	39	6,831
Genpact Ltd.	202	7,290
ManpowerGroup, Inc.	63	4,969
Paychex, Inc.	378	47,428
Robert Half, Inc.	120	8,898
Science Applications International Corp.	36	4,368
TransUnion	227	18,090
Verisk Analytics, Inc.	167	38,233
		309,436
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A *	364	30,325
Jones Lang LaSalle, Inc. *	59	9,826
Zillow Group, Inc., Class C *	244	13,215
		53,366
Residential REITs — 0.6%
American Homes 4 Rent, Class A	358	13,418
AvalonBay Communities, Inc.	164	30,939
Equity LifeStyle Properties, Inc.	208	14,805
Equity Residential	434	28,618
Essex Property Trust, Inc.	75	18,266
Sun Communities, Inc.	143	18,633
UDR, Inc.	382	15,616
		140,295

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Retail REITs — 0.6%
Brixmor Property Group, Inc.	365	8,300
Federal Realty Investment Trust	91	9,238
Kimco Realty Corp.	705	14,283
NNN REIT, Inc.	221	9,432
Realty Income Corp.	736	44,874
Regency Centers Corp.	198	12,975
Simon Property Group, Inc.	381	47,473
		146,575
Semiconductors & Semiconductor Equipment — 6.5%
Advanced Micro Devices, Inc. *	1,515	173,316
Analog Devices, Inc.	63	12,570
Applied Materials, Inc.	991	150,226
Broadcom, Inc.	185	166,250
Cirrus Logic, Inc. *	59	4,767
Enphase Energy, Inc. *	156	23,686
First Solar, Inc. *	125	25,925
Intel Corp.	1,060	37,916
KLA Corp.	108	55,507
Lam Research Corp.	80	57,479
Marvell Technology, Inc.	993	64,674
Monolithic Power Systems, Inc.	31	17,344
NVIDIA Corp.	1,571	734,113
QUALCOMM, Inc.	296	39,122
Texas Instruments, Inc.	282	50,760
Universal Display Corp.	54	7,878
		1,621,533
Software — 11.7%
Adobe, Inc. *	418	228,299
ANSYS, Inc. *	102	34,894
Atlassian Corp., Class A *	170	30,930
Autodesk, Inc. *	252	53,422
Bentley Systems, Inc., Class B	193	10,399
Cadence Design Systems, Inc. *	317	74,181
Confluent, Inc., Class A *	147	5,077
Dolby Laboratories, Inc., Class A	72	6,380
Fortinet, Inc. *	755	58,679
Gen Digital, Inc.	614	11,942
Guidewire Software, Inc. *	102	8,652
Intuit, Inc.	320	163,744
Microsoft Corp.	4,236	1,422,957
New Relic, Inc. *	66	5,543
Nutanix, Inc., Class A *	284	8,577
Oracle Corp.	1,504	176,314
Palo Alto Networks, Inc. *	348	86,986
Salesforce, Inc. *	789	177,533
ServiceNow, Inc. *	239	139,337
Splunk, Inc. *	189	20,474

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Synopsys, Inc. *	178	80,420
Tyler Technologies, Inc. *	48	19,038
VMware, Inc., Class A *	205	32,314
Workday, Inc., Class A *	209	49,560
		2,905,652
Specialized REITs — 0.7%
American Tower Corp.	51	9,706
Crown Castle, Inc.	506	54,795
CubeSmart	273	11,837
Digital Realty Trust, Inc.	251	31,279
Extra Space Storage, Inc.	242	33,776
SBA Communications Corp.	125	27,369
		168,762
Specialty Retail — 2.4%
AutoZone, Inc. *	22	54,598
CarMax, Inc. *	185	15,283
Floor & Decor Holdings, Inc., Class A *	120	13,782
Home Depot, Inc. (The)	823	274,750
Lithia Motors, Inc., Class A	31	9,626
Lowe's Cos., Inc.	136	31,861
Penske Automotive Group, Inc.	24	3,874
Ross Stores, Inc.	394	45,168
TJX Cos., Inc. (The)	829	71,733
Tractor Supply Co.	128	28,671
Ulta Beauty, Inc. *	59	26,243
Valvoline, Inc.	201	7,632
Williams-Sonoma, Inc.	76	10,537
		593,758
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	9,164	1,800,268
Textiles, Apparel & Luxury Goods — 1.0%
Deckers Outdoor Corp. *	31	16,854
Lululemon Athletica, Inc. *	130	49,209
NIKE, Inc., Class B	1,246	137,546
PVH Corp.	71	6,365
Ralph Lauren Corp.	50	6,567
Tapestry, Inc.	276	11,909
VF Corp.	435	8,617
		237,067
Trading Companies & Distributors — 0.4%
Air Lease Corp.	130	5,504
United Rentals, Inc.	80	37,174
Univar Solutions, Inc. *	182	6,577

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Trading Companies & Distributors — continued
WESCO International, Inc.	50	8,779
WW Grainger, Inc.	52	38,402
		96,436
Water Utilities — 0.2%
American Water Works Co., Inc.	229	33,761
Essential Utilities, Inc.	285	12,053
		45,814
Total Common Stocks (Cost $21,225,180)		24,794,640
Short-Term Investments — 0.0% ^
Investment Companies — 0.0% ^
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b) (Cost $9,157)	9,157	9,157
Total Investments — 99.9% (Cost $21,234,337)		24,803,797
Other Assets Less Liabilities — 0.1%		27,250
NET ASSETS — 100.0%		24,831,047

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.
Futures contracts outstanding as of July 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Micro E-mini S&P 500 Index	1	09/15/2023	USD	23,078	1,358

Abbreviations
USD	United States Dollar

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$24,803,797	$—	$—	$24,803,797
Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,358	$—	$—	$1,358

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	$31,835	$494,334	$517,012	$—	$—	$9,157	9,157	$1,342	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.